Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 13 - INTANGIBLE ASSETS

Intangible assets include acquired other intangibles of trade name, customer relations, patent and technology recorded at estimated fair values in accordance with purchase accounting guidelines for acquisitions.

The following table provides the gross carrying value and accumulated amortization for each major class of our intangible assets, other than goodwill:

	Remaining	December 31,	December 31,
	useful life	2025	2024
Cost:
Patent	0.42-1.17 years	$4,701,788	4,506,822
Technology	3 years	9,864,330	9,455,293
Customer relation
		14,566,118	13,962,115
Less : Accumulated amortization
Patent		$(4,308,827)	(3,603,509)
Technology		(3,977,140)	(3,064,769)
Customer relation
		(8,285,967)	(6,668,278)
Less : Accumulated impairment for intangible assets		(5,961,888)	(3,400,709)
Intangible assets, net		$318,263	$3,893,128

The aggregate amortization expenses for those intangible assets that continue to be amortized is reflected in amortization of intangible assets in the Consolidated Statements of Income and Comprehensive Income and were $1,293,744, $1,639,744 and $1,489,657 for the years ended December 31, 2025, 2024 and 2023, respectively.

Amortization expenses for the next five years and thereafter are as follows:

Years ended December 31,
2026	$261,991
2027	56,272
2028	-
2029	-
2030	-
Thereafter	-
Total	$318,263